Consolidated Statements of Cash Flows	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,504,352)	¥ (2,742,231,831)	¥ (256,696,946)	¥ (336,150,672)
Adjustment to reconcile net loss to net cash generated from operating activities:
Issuance costs	12,806,766	2,006,307,904
Depreciation and amortization expense	159,354	24,964,370	2,007,117	1,083,322
Research and development costs	15,064	2,360,000
Loan origination fee			115,500	231,000
Deferred tax expense				(188,496)
Foreign currency exchange loss (gain)			10,257,683	(40,720,270)
Unrealized loss on digital assets	(745)	(116,715)	161,457	6,235
Interest expense, net	53,986	8,457,374
Share-based compensation expense				1,616,463
Changes in assets and liabilities:
Accounts receivable	1,765	276,559	31,572,288	(9,777,013)
Contract assets	109,846	17,208,508	23,150,795	(40,359,303)
Prepayments	2,362	369,996	(1,123,138)	(5,636,235)
Short-term deposits
Digital assets			(270,559)	699,410
Other current assets, net	(98,989)	(15,507,574)	39,600	235,977
Income taxes, net	6	995	(7,951)	19,002,669
Value added tax, net	109,724	17,189,429
Accounts payable	(37,683)	(5,903,438)	(6,255,144)	12,866,661
Contract liabilities				(1,397,470)
Other payables and accrued liabilities	298,735	46,799,877	5,315,343	5,319,745
Lease obligations net cash	(10,327)	(1,617,905)		(696,250)
NET CASH USED IN OPERATING ACTIVITIES	(4,094,488)	(641,442,451)	(191,733,955)	(393,864,227)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of time deposit				(100,000,000)
Proceeds from redemption of time deposit			100,000,000
Purchases of property and equipment	(51,250)	(8,028,788)	(435,091)	(336,193)
Purchases of software			(31,800,000)
Acquisitions, net of cash acquired	(2,819,069)	(441,635,317)
Government grant proceeds			20,000,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(2,870,319)	(449,664,105)	87,764,909	(100,336,193)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares for cash	94,344	14,779,968		781,200,000
Issuance of warrants	6,223,693	975,003,727
Issuance of ordinary shares through exercise of warrants	827,054	129,566,356
Proceeds from exercise of share options				1,875,000
Proceeds from related party loans	558,737	87,531,661
Repayments of related party loans	(370,334)	(58,016,490)
Proceeds from loans
Repayment of loans	(207,081)	(32,441,279)	(119,305,000)	(24,050,000)
Proceeds from receivables factoring arrangements	414,911	65,000,000
Repayments of receivables factoring arrangements	(414,911)	(65,000,000)
Payments on deferred initial public offering (“IPO”) costs				(114,170,860)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	7,126,413	1,116,423,943	(119,305,000)	644,854,140
EFFECT OF EXCHANGE RATE	19,876	3,113,475	(10,257,683)	40,857,242
CHANGE IN CASH AND RESTRICTED CASH	181,482	28,430,862	(233,531,729)	191,510,962
CASH AND RESTRICTED CASH, AT BEGINNING OF PERIOD	867,264	135,865,626	369,397,355	177,886,393
CASH AND RESTRICTED CASH, AT PERIOD END	1,048,746	164,296,488	135,865,626	369,397,355
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	50,698		1,484,085	3,329,689
Income taxes	572	89,560	7,951	(19,147,994)
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities				16,456,602
RECONCILIATION OF CASH AND RESTRICTED CASH REPORTED IN THE BALANCE SHEETS:
Cash	847,761	132,810,235	104,379,373	337,911,102
Restricted cash	200,985	31,486,253	31,486,253	31,486,253
CASH AND RESTRICTED CASH, AT PERIOD END	$ 1,048,746	¥ 164,296,488	¥ 135,865,626	¥ 369,397,355